UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6553

Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II and Strong Multi Cap Value Fund II
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

Strong Discovery Fund II
March 31, 2005 (Unaudited)
                                                                           Shares or
                                                                           Principal
                                                                             Amount                    Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 99.7%
Aerospace - Defense Equipment 2.3%
GenCorp, Inc.                                                                       96,900           $     1,938,000

Apparel - Clothing Manufacturing 1.3%
Coach, Inc. (b)                                                                     19,000                 1,075,970

Auto/Truck - Original Equipment 1.6%
Autoliv, Inc.                                                                       27,900                 1,329,435

Banks - Northeast 1.4%
North Fork Bancorporation, Inc.                                                     40,750                 1,130,405

Beverages - Alcoholic 1.0%
Molson Coors Brewing Company Class B                                                11,300                   872,021

Commercial Services - Miscellaneous 2.4%
Cogent, Inc. (b)                                                                    62,600                 1,576,268
Quanta Services, Inc. (b)                                                           56,100                   428,043
                                                                                          ---------------------------

                                                                                                           2,004,311
Computer - Data Storage 1.4%
Network Appliance, Inc. (b)                                                         43,300                 1,197,678

Computer - IT Services 0.8%
Cognizant Technology Solutions Corporation Class A (b)                              13,800                   637,560

Computer - Local Networks 0.9%
MRV Communications, Inc. (b)                                                       232,500                   750,975

Computer Software - Desktop 1.2%
Macromedia, Inc. (b)                                                                31,162                 1,043,927

Computer Software - Enterprise 3.0%
Cognos, Inc. (b)                                                                    30,700                 1,287,558
Computer Associates International, Inc.                                                467                    12,656
TIBCO Software, Inc. (b)                                                           164,087                 1,222,448
                                                                                          ---------------------------

                                                                                                           2,522,662
Computer Software - Security 3.7%
Check Point Software Technologies, Ltd. (b)                                         90,700                 1,971,818
VeriSign, Inc. (b)                                                                  40,000                 1,148,000
                                                                                          ---------------------------

                                                                                                           3,119,818
Containers 0.5%
Pactiv Corporation (b)                                                              18,500                   431,975

Electronics - Miscellaneous Components 1.1%
General Cable Corporation (b)                                                       75,900                   916,113

Electronics - Semiconductor Manufacturing 6.2%
Cree, Inc. (b)                                                                      46,500                 1,011,375
Marvell Technology Group, Ltd. (b)                                                  60,000                 2,300,400
Tessera Technologies, Inc. (b)                                                      43,500                 1,880,505
                                                                                          ---------------------------

                                                                                                           5,192,280
Finance - Investment Management 0.6%
T. Rowe Price Group, Inc.                                                            7,800                   463,164

Household - Consumer Electronics 1.9%
Harman International Industries, Inc.                                               18,050                 1,596,703

Internet - Content 1.5%
Monster Worldwide, Inc. (b)                                                         44,600                 1,251,030

Internet - E*Commerce 4.0%
Ameritrade Holding Corporation (b)                                                  79,900                   815,779
Getty Images, Inc. (b)                                                              15,100                 1,073,761
Priceline.com, Inc. (b)                                                             52,619                 1,325,999
ValueClick, Inc. (b)                                                                16,023                   170,004
                                                                                          ---------------------------

                                                                                                           3,385,543
Internet - Network Security/Solutions 2.4%
Equinix, Inc. (b)                                                                   33,500                 1,418,390
F5 Networks, Inc. (b)                                                               12,200                   615,978
                                                                                          ---------------------------

                                                                                                           2,034,368
Internet - Software 1.3%
OpenTV Corporation Class A (b)                                                     382,185                 1,085,405

Leisure - Gaming/Equipment 1.3%
Harrah's Entertainment, Inc.                                                        16,500                 1,065,570

Leisure - Hotels & Motels 1.7%
Hilton Hotels Corporation                                                           59,700                 1,334,295
Las Vegas Sands Corporation (b)                                                      1,000                    45,000
                                                                                          ---------------------------

                                                                                                           1,379,295
Leisure - Movies & Related 1.0%
Lions Gate Entertainment Corporation (b)                                            73,500                   812,175

Leisure - Services 2.7%
Great Wolf Resorts, Inc. (b)                                                        16,200                   404,190
Royal Caribbean Cruises, Ltd.                                                       41,700                 1,863,573
                                                                                          ---------------------------

                                                                                                           2,267,763
Leisure - Toys/Games/Hobby 3.0%
Marvel Enterprises, Inc. (b)                                                       125,949                 2,518,980

Machine - Tools & Related Products 1.6%
Precision Castparts Corporation                                                     17,800                 1,370,778

Machinery - General Industrial 0.8%
Albany International Corporation Class A                                            22,500                   694,800

Medical - Biomedical/Biotechnology 4.2%
Digene Corporation (b)                                                              66,884                 1,387,843
Genzyme Corporation (b)                                                             18,880                 1,080,691
InterMune, Inc. (b)                                                                 53,500                   588,500
Northfield Laboratories, Inc. (b)                                                   40,150                   451,687
                                                                                          ---------------------------

                                                                                                           3,508,721
Medical - Drug/Diversified 1.1%
Bone Care International, Inc. (b)                                                   36,500                   946,810

Medical - Ethical Drugs 0.5%
Inspire Pharmaceuticals, Inc. (b)                                                   48,100                   392,496

Medical - Health Maintenance Organizations 2.0%
PacifiCare Health Systems, Inc. Class A (b)                                         28,700                 1,633,604

Medical - Hospitals 1.4%
Community Health Systems, Inc. (b)                                                  32,500                 1,134,575

Medical - Products 1.9%
Advanced Medical Optics, Inc. (b)                                                   15,400                   557,634
American Medical Systems Holdings, Inc. (b)                                         60,000                 1,030,800
                                                                                          ---------------------------

                                                                                                           1,588,434
Medical - Systems/Equipment 2.2%
Fisher Scientific International, Inc. (b)                                           32,100                 1,827,132

Medical/Dental - Services 1.5%
LabOne, Inc. (b)                                                                    36,400                 1,255,072

Medical/Dental - Supplies 1.3%
Dentsply International, Inc.                                                        20,100                 1,093,641

Metal Ores - Gold/Silver 0.8%
Goldcorp, Inc.                                                                      44,200                   628,082

Mining - Gems 2.0%
Pan American Silver Corporation (b)                                                107,100                 1,698,071

Oil & Gas - Canadian Exploration & Production 2.3%
Canadian Natural Resources, Ltd.                                                    34,400                 1,954,608

Oil & Gas - Drilling 3.8%
ENSCO International, Inc.                                                           24,700                   930,202
Noble Corporation                                                                   15,700                   882,497
Pioneer Drilling Company (b)                                                        50,750                   698,828
Pride International, Inc. (b)                                                       27,400                   680,616
                                                                                          ---------------------------

                                                                                                           3,192,143
Oil & Gas - Machinery/Equipment 0.9%
Grant Prideco, Inc. (b)                                                             31,800                   768,288

Oil & Gas - Production/Pipeline 1.9%
The Williams Companies, Inc.                                                        82,400                 1,549,944

Oil & Gas - United States Exploration & Production 4.1%
Chesapeake Energy Corporation                                                       81,300                 1,783,722
Edge Petroleum Corporation (b)                                                      30,000                   496,800
Noble Energy, Inc.                                                                  16,900                 1,149,538
                                                                                          ---------------------------

                                                                                                           3,430,060
Real Estate Operations 1.6%
The St. Joe Company                                                                 19,600                 1,319,080

Retail - Clothing/Shoes 1.6%
Abercrombie & Fitch Company Class A                                                 23,900                 1,368,036

Retail - Home Furnishings 1.4%
Williams-Sonoma, Inc. (b)                                                           31,300                 1,150,275

Retail - Miscellaneous 2.5%
Michaels Stores, Inc.                                                               32,600                 1,183,380
PETsMART, Inc.                                                                      30,944                   889,640
                                                                                          ---------------------------

                                                                                                           2,073,020
Telecommunications - Wireless Services 7.1%
Crown Castle International Corporation (b)                                          86,100                 1,382,766
Leap Wireless International, Inc. (b)                                               14,900                   388,145
NII Holdings, Inc. Class B (b)                                                      45,038                 2,589,685
Nextel Partners, Inc. Class A (b)                                                   70,700                 1,552,572
                                                                                          ---------------------------

                                                                                                           5,913,168
Transportation - Services 1.0%
Expeditors International of Washington, Inc.                                        15,600                   835,380
---------------------------------------------------------------------------------------------------------------------

Total Common Stocks (Cost $72,851,221)                                                                    83,349,344
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $100,007); Collateralized by: United States Government &
Agency Issues                                                                $     100,000                   100,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05 (Repurchase
proceeds $1,904,345); Collateralized by: United States Government
& Agency Issues                                                                  1,904,300                 1,904,300
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,004,300)                                                             2,004,300
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $74,855,521) 102.1%                                                 85,353,644
Other Assets and Liabilities, Net (2.1%)                                                                 (1,750,930)
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                    $    83,602,714
=====================================================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Mid Cap Growth Fund II
March 31, 2005 (Unaudited)
                                                                           Shares or
                                                                           Principal
                                                                             Amount             Value
---------------------------------------------------------------------------------------------------------
Common Stocks 99.9%
Aerospace - Defense Equipment 2.4%
GenCorp, Inc.                                                                   198,000      $ 3,960,000

Apparel - Clothing Manufacturing 1.3%
Coach, Inc. (b)                                                                  38,000        2,151,940

Auto/Truck - Original Equipment 1.5%
Autoliv, Inc.                                                                    54,000        2,573,100

Banks - Northeast 1.4%
North Fork Bancorporation, Inc.                                                  82,000        2,274,680

Beverages - Alcoholic 1.1%
Molson Coors Brewing Company Class B                                             23,000        1,774,910

Commercial Services - Miscellaneous 2.4%
Cogent, Inc. (b)                                                                126,000        3,172,680
Quanta Services, Inc. (b)                                                       117,000          892,710
                                                                                       ------------------
                                                                                               4,065,390
Computer - Data Storage 1.4%
Network Appliance, Inc. (b)                                                      87,000        2,406,420

Computer - IT Services 0.8%
Cognizant Technology Solutions Corporation Class A (b)                           28,000        1,293,600

Computer - Local Networks 0.9%
MRV Communications, Inc. (b)                                                    483,000        1,560,090

Computer Software - Desktop 1.2%
Macromedia, Inc. (b)                                                             60,630        2,031,105

Computer Software - Enterprise 3.0%
Cognos, Inc. (b)                                                                 62,000        2,600,280
Computer Associates International, Inc.                                              65            1,761
TIBCO Software, Inc. (b)                                                        333,000        2,480,850
                                                                                       ------------------
                                                                                               5,082,891
Computer Software - Security 3.7%
Check Point Software Technologies, Ltd. (b)                                     183,000        3,978,420
VeriSign, Inc. (b)                                                               80,000        2,296,000
                                                                                       ------------------
                                                                                               6,274,420
Containers 0.5%
Pactiv Corporation (b)                                                           37,000          863,950

Electronics - Miscellaneous Components 1.1%
General Cable Corporation (b)                                                   153,000        1,846,710
Electronics - Semiconductor Manufacturing 6.2%
Cree, Inc. (b)                                                                   95,000        2,066,250
Marvell Technology Group, Ltd. (b)                                              121,000        4,639,140
Tessera Technologies, Inc. (b)                                                   85,000        3,674,550
                                                                                       ------------------
                                                                                              10,379,940
Finance - Investment Management 0.6%
T. Rowe Price Group, Inc.                                                        16,000          950,080

Household - Consumer Electronics 1.9%
Harman International Industries, Inc.                                            36,400        3,219,944

Internet - Content 1.5%
Monster Worldwide, Inc. (b)                                                      90,000        2,524,500

Internet - E*Commerce 4.1%
Ameritrade Holding Corporation (b)                                              161,000        1,643,810
Getty Images, Inc. (b)                                                           30,000        2,133,300
Priceline.com, Inc. (b)                                                         106,000        2,671,200
ValueClick, Inc. (b)                                                             33,569          356,167
                                                                                       ------------------
                                                                                               6,804,477
Internet - Network Security/Solutions 2.5%
Equinix, Inc. (b)                                                                69,000        2,921,460
F5 Networks, Inc. (b)                                                            24,000        1,211,760
                                                                                       ------------------
                                                                                               4,133,220
Internet - Software 1.3%
OpenTV Corporation Class A (b)                                                  770,000        2,186,800

Leisure - Gaming/Equipment 1.3%
Harrah's Entertainment, Inc.                                                     33,000        2,131,140

Leisure - Hotels & Motels 1.6%
Hilton Hotels Corporation                                                       121,000        2,704,350

Leisure - Movies & Related 1.0%
Lions Gate Entertainment Corporation (b)                                        149,000        1,646,450

Leisure - Services 2.6%
Great Wolf Resorts, Inc. (b)                                                     32,000          798,400
Royal Caribbean Cruises, Ltd.                                                    81,000        3,619,890
                                                                                       ------------------
                                                                                               4,418,290
Leisure - Toys/Games/Hobby 3.0%
Marvel Enterprises, Inc. (b)                                                    254,000        5,080,000

Machine - Tools & Related Products 1.7%
Precision Castparts Corporation                                                  36,000        2,772,360

Machinery - General Industrial 0.8%
Albany International Corporation Class A                                         45,000        1,389,600

Medical - Biomedical/Biotechnology 4.2%
Digene Corporation (b)                                                          135,000        2,801,250
Genzyme Corporation (b)                                                          38,000        2,175,120
InterMune, Inc. (b)                                                             111,000        1,221,000
Northfield Laboratories, Inc. (b)                                                81,750          919,688
                                                                                       ------------------
                                                                                               7,117,058
Medical - Drug/Diversified 1.2%
Bone Care International, Inc. (b)                                                75,000        1,945,500

Medical - Health Maintenance Organizations 2.0%
PacifiCare Health Systems, Inc. Class A (b)                                      58,000        3,301,360

Medical - Hospitals 1.4%
Community Health Systems, Inc. (b)                                               65,000        2,269,150

Medical - Products 2.0%
Advanced Medical Optics, Inc. (b)                                                31,000        1,122,510
American Medical Systems Holdings, Inc. (b)                                     126,000        2,164,680
                                                                                       ------------------
                                                                                               3,287,190
Medical - Systems/Equipment 2.2%
Fisher Scientific International, Inc. (b)                                        65,000        3,699,800

Medical/Dental - Services 1.5%
LabOne, Inc. (b)                                                                 73,000        2,517,040

Medical/Dental - Supplies 1.3%
Dentsply International, Inc.                                                     40,000        2,176,400

Metal Ores - Gold/Silver 0.7%
Goldcorp, Inc.                                                                   88,000        1,250,480

Mining - Gems 2.1%
Pan American Silver Corporation (b)                                             222,000        3,519,810

Oil & Gas - Canadian Exploration & Production 2.3%
Canadian Natural Resources, Ltd.                                                 68,000        3,863,760

Oil & Gas - Drilling 3.9%
ENSCO International, Inc.                                                        51,000        1,920,660
Noble Corporation                                                                32,000        1,798,720
Pioneer Drilling Company (b)                                                    102,150        1,406,606
Pride International, Inc. (b)                                                    58,000        1,440,720
                                                                                       ------------------
                                                                                               6,566,706
Oil & Gas - Machinery/Equipment 0.9%
Grant Prideco, Inc. (b)                                                          65,000        1,570,400

Oil & Gas - Production/Pipeline 1.9%
The Williams Companies, Inc.                                                    169,000        3,178,890

Oil & Gas - United States Exploration & Production 4.2%
Chesapeake Energy Corporation                                                   167,000        3,663,980
Edge Petroleum Corporation (b)                                                   62,000        1,026,720
Noble Energy, Inc.                                                               35,000        2,380,700
                                                                                       ------------------
                                                                                               7,071,400
Real Estate Operations 1.6%
The St. Joe Company                                                              39,000        2,624,700

Retail - Clothing/Shoes 1.6%
Abercrombie & Fitch Company Class A                                              46,000        2,633,040

Retail - Home Furnishings 1.4%
Williams-Sonoma, Inc. (b)                                                        62,000        2,278,500

Retail - Miscellaneous 2.5%
Michaels Stores, Inc.                                                            67,000        2,432,100
PETsMART, Inc.                                                                   62,000        1,782,500
                                                                                       ------------------
                                                                                               4,214,600
Telecommunications - Wireless Services 7.2%
Crown Castle International Corporation (b)                                      174,000        2,794,440
Leap Wireless International, Inc. (b)                                            31,000          807,550
NII Holdings, Inc. Class B (b)                                                   90,000        5,175,000
Nextel Partners, Inc. Class A (b)                                               147,000        3,228,120
                                                                                       ------------------
                                                                                              12,005,110
Transportation - Services 1.0%
Expeditors International of Washington, Inc.                                     32,000        1,713,600
---------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $163,171,545)                                                      167,304,851
---------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.3%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $1,000,069); Collateralized by: United States Government
& Agency Issues                                                           $   1,000,000        1,000,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05 (Repurchase
proceeds $1,231,929); Collateralized by: United States Government
& Agency Issues                                                               1,231,900        1,231,900
---------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,231,900)                                                 2,231,900
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $165,403,445) 101.2%                                   169,536,751
Other Assets and Liabilities, Net (1.2%)                                                     (2,101,081)
---------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                           $167,435,670
=========================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG MULTI CAP VALUE FUND II


Shares            Security Name                                                                                        Value
Common Stocks - 97.07%

Apparel & Other Finished Products Made From Fabrics & Similar Materials - 1.45%
           6,370  DHB Industries Incorporated+#                                                                $            56,056
          13,145  Guess? Incorporated+#                                                                                    180,087
           9,815  Gymboree Corporation+                                                                                    123,080

                                                                                                                           359,223
                                                                                                              --------------------

Business Services - 5.09%
           9,235  ABM Industries Incorporated                                                                              177,589
          17,760  Microsoft Corporation                                                                                    429,259
           5,940  MPS Group Incorporated+                                                                                   62,430
          75,480  Sun Microsystems Incorporated+                                                                           304,939
         218,900  Vignette Corporation+                                                                                    286,759

                                                                                                                         1,260,976
                                                                                                              --------------------

Chemicals & Allied Products - 1.44%
          10,400  Biovail Corporation+                                                                                     156,832
          23,390  Calgon Carbon Corporation                                                                                199,751

                                                                                                                           356,583
                                                                                                              --------------------

Communications - 2.14%
          52,860  Cincinnati Bell Incorporated+                                                                            224,655
          33,215  ECtel Limited+                                                                                           121,899
          30,240  Lightbridge Incorporated+                                                                                182,952

                                                                                                                           529,506
                                                                                                              --------------------

Construction Special Trade Contractors - 2.87%
          12,195  Chicago Bridge & Iron Company NV#                                                                        536,946
           5,900  Layne Christensen Company+                                                                               101,893
          16,359  Matrix Service Company+                                                                                   71,161

                                                                                                                           710,000
                                                                                                              --------------------

Eating & Drinking Places - 1.22%
           8,355  California Pizza Kitchen Incorporated+#                                                                  195,841
           3,420  Darden Restaurants Incorporated#                                                                         104,926

                                                                                                                           300,767
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 3.48%
          43,490  El Paso Corporation                                                                                      460,124
          25,585  TECO Energy Incorporated                                                                                 401,173

                                                                                                                           861,297
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 9.15%
         197,590  ADC Telecommunications Incorporated+                                                                     393,204
          10,560  Amkor Technology Incorporated+                                                                            40,761
          12,850  C-COR Incorporated+                                                                                       78,128
          10,160  Celestica Incorporated+                                                                                  137,262
         104,010  ECI Telecom Limited+                                                                                     747,832
          92,600  Graftech International Limited+                                                                          526,894
          96,125  Nortel Networks Corporation+                                                                             262,421
           7,715  Richardson Electronics Limited                                                                            79,233

                                                                                                                         2,265,735
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.29%
          13,180  CV Therapeutics Incorporated+#                                                                           268,345
           1,890  Watson Wyatt & Company Holdings                                                                           51,408

                                                                                                                           319,753
                                                                                                              --------------------

Food & Kindred Products - 1.89%
          26,925  Del Monte Foods Company+                                                                                 292,136
          12,140  Hercules Incorporated+                                                                                   175,787

                                                                                                                           467,923
                                                                                                              --------------------

Health Services - 2.74%
          36,490  Beverly Enterprises Incorporated+                                                                        451,746
           6,205  Manor Care Incorporated                                                                                  225,614

                                                                                                                           677,360
                                                                                                              --------------------

Holding & Other Investment Offices - 0.75%
          12,605  American Financial Realty Trust                                                                          184,411
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 1.92%
          59,171  Empire Resorts Incorporated+                                                                             427,806
           1,850  Great Wolf Resorts Incorporated+                                                                          46,158

                                                                                                                           473,964
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.34%
           7,194  Briggs & Stratton Corporation#                                                                           261,934
          19,000  Kulicke & Soffa Industries Incorporated+                                                                 119,510
          14,530  Seagate Technology+#                                                                                     284,061
          19,790  UNOVA Incorporated+#                                                                                     408,664

                                                                                                                         1,074,169
                                                                                                              --------------------

Insurance Carriers - 3.66%
          10,965  EMC Insurance Group Incorporated                                                                         208,993
           1,830  Endurance Specialty Holdings Limited                                                                      69,247
           3,540  Mercury General Corporation                                                                              195,620
           5,210  NYMAGIC Incorporated                                                                                     123,477
           3,895  Platinum Underwriters Holdings Limited                                                                   115,682
           3,660  Pxre Group Limited                                                                                        93,879
           3,570  SeaBright Insurance Holdings Incorporated+                                                                36,914
           6,935  Specialty Underwriters' Alliance Incorporated+                                                            61,860

                                                                                                                           905,672
                                                                                                              --------------------

Leather & Leather Products - 0.69%
          16,790  Bakers Footwear Group Incorporated+                                                                      170,418
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 1.24%
           1,455  Coherent Incorporated+                                                                                    49,121
          13,460  Credence Systems Corporation+                                                                            106,469
          11,830  Input Output Incorporated+                                                                                76,303
           5,255  Newport Corporation+                                                                                      76,145

                                                                                                                           308,038
                                                                                                              --------------------

Metal Mining - 6.35%
          29,815  Apex Silver Mines Limited+                                                                               477,636
          33,300  Harmony Gold Mining Company Limited ADR                                                                  259,740
           9,190  Inco Limited+#                                                                                           365,762
             900  IPSCO Incorporated                                                                                        45,900
           7,560  Meridian Gold Incorporated+#                                                                             127,310
           6,970  Newmont Mining Corporation                                                                               294,483

                                                                                                                         1,570,831
                                                                                                              --------------------

Motion Pictures - 0.71%
          10,015  Time Warner Incorporated+                                                                                175,763
                                                                                                              --------------------

Motor Freight Transportation & Warehousing - 0.70%
           9,830  Covenant Transport Incorporated Class A+                                                                 173,008
                                                                                                              --------------------

Oil & Gas Extraction - 34.03%
          17,380  Canadian Natural Resources Limited#                                                                      987,532
           8,635  CNOOC Limited ADR#                                                                                       472,421
          16,235  Forest Oil Corporation+#                                                                                 657,517
         141,110  Global Industries Limited+                                                                             1,326,434
           4,900  Helmerich & Payne Incorporated#                                                                          194,481
           1,020  Kerr-McGee Corporation                                                                                    79,897
          60,485  Key Energy Services Incorporated+                                                                        693,763
          14,925  McMoRan Exploration Company+                                                                             299,992
          51,625  Newpark Resources Incorporated+                                                                          304,071
           4,240  Noble Energy Incorporated#                                                                               288,405
           2,985  Oceaneering International Incorporated+                                                                  111,938
           5,825  Paramount Resources Limited+                                                                             149,224
          27,160  Petrohawk Energy Corporation+                                                                            284,637
           8,745  Pioneer Natural Resources Company#                                                                       373,586
           5,490  Pogo Producing Company#                                                                                  270,328
          49,960  Range Resources Corporation#                                                                           1,167,066
           5,925  Stone Energy Corporation+#                                                                               287,777
           6,135  Transocean Incorporated+#                                                                                315,707
           7,800  Willbros Group Incorporated+                                                                             157,560

                                                                                                                         8,422,336
                                                                                                              --------------------

Primary Metal Industries - 1.25%
           6,100  United States Steel Corporation#                                                                         310,185
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 0.70%
           3,560  EW Scripps Company Class A                                                                               173,550
                                                                                                              --------------------

Rubber & Miscellaneous Plastics Products - 5.69%
          43,570  Constar International Incorporated+                                                                      246,606
          37,810  Intertape Polymer Group Incorporated+                                                                    290,759
          82,585  Royal Group Technologies Limited+                                                                        871,272

                                                                                                                         1,408,637
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 0.97%
          10,665  Endo Pharmaceuticals Holdings Incorporated+                                                              240,496
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.31%
          28,980  CellStar Corporation+                                                                                     67,523
         111,540  Covalent Group Incorporated+                                                                             256,542

                                                                                                                           324,065
                                                                                                              --------------------

Total Common Stocks (Cost $19,978,661)                                                                                  24,024,666
                                                                                                              --------------------

Short-Term Investments - 3.68%*

Mutual Fund
         910,148  Wells Fargo Money Market Trust~                                                                          910,148
                                                                                                              --------------------

Total Short-Term Investments (Cost $910,148)                                                                               910,148
                                                                                                              --------------------

Total Investments in Securities
(Cost $20,888,809)                                       100.75%                                               $        24,934,814

Other Assets and Liabilities, Net                         (0.75)                                                          (185,259)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        24,749,555
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
# All or a portion of this security is segregated as collateral for open written option contracts.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                          Strike Price/
Principal                                                                                Expiration Date              Value

Written Options - (0.61%)
           (10) Briggs & Stratton Corporation Call+                                            $40.00
                                                                                              4/15/2005         $            (50)
            (5) California Pizza Kitchen Incorporated Call+                                     25.00
                                                                                              7/15/2005                     (537)
           (30) Canadian Natural Resources Limited Call+                                        45.00
                                                                                              6/17/2005                  (37,050)
           (40) Canadian Natural Resources Limited Call+                                        55.00
                                                                                              6/17/2005                  (19,400)
            (5) Canadian Natural Resources Limited Call                                         60.00
                                                                                              6/17/2005                   (1,212)
            (5) Chicago Bridge & Iron Company NV Call+                                          17.50
                                                                                              4/15/2005                   (4,475)
           (10) CNOOC Limited ADR Call+                                                         55.00
                                                                                              4/15/2005                     (950)
            (5) CNOOC Limited ADR Call+                                                         60.00
                                                                                              6/17/2005                     (425)
            (5) Darden Restaurants Incorporated Call+                                           25.00
                                                                                              4/15/2005                   (2,850)
           (10) DHB Industries Incorporated Call+                                               15.00
                                                                                              4/15/2005                      (25)
           (20) Forest Oil Corporation Call+                                                    30.00
                                                                                              5/20/2005                  (21,300)
            (5) Forest Oil Corporation Call+                                                    40.00
                                                                                              5/20/2005                   (1,138)
            (5) Forest Oil Corporation Call+                                                    40.00
                                                                                              8/19/2005                   (1,825)
           (10) Guess? Incorporated Call+                                                       15.00
                                                                                              6/17/2005                     (675)
            (5) Helmerich & Payne Incorporated Call+                                            40.00
                                                                                              6/17/2005                   (1,050)
            (5) Helmerich & Payne Incorporated Call+                                            45.00
                                                                                              6/17/2005                     (250)
            (5) Helmerich & Payne Incorporated Call+                                            40.00
                                                                                              9/16/2005                   (1,550)
           (10) Inco Limited Call+                                                              40.00
                                                                                              4/15/2005                     (975)
           (10) Meridian Gold Incorporated Call+                                                22.50
                                                                                              7/15/2005                     (275)
            (5) Noble Energy Incorporated Call+                                                 55.00
                                                                                              5/20/2005                   (6,600)
            (5) Pioneer Natural Resources Company Call                                          45.00
                                                                                              6/17/2005                     (550)
            (5) Pioneer Natural Resources Company Call                                          45.00
                                                                                              9/16/2005                   (1,200)
           (10) Pioneer Natural Resources Company Call+                                         40.00
                                                                                              9/16/2005                   (5,150)
           (10) Pogo Producing Company Call+                                                    45.00
                                                                                              5/20/2005                   (5,000)
           (10) Pogo Producing Company Call+                                                    50.00
                                                                                              5/20/2005                   (1,875)
           (20) Range Resources Corporation Call+                                               25.00
                                                                                              9/16/2005                   (3,650)
           (15) Seagate Technology Call+                                                        17.50
                                                                                              6/17/2005                   (4,125)
           (15) Stone Energy Corporation Call+                                                  50.00
                                                                                              5/20/2005                   (2,475)
           (10) Transocean Incorporated Call+                                                   45.00
                                                                                              5/20/2005                   (7,350)
           (20) Transocean Incorporated Call+                                                   50.00
                                                                                              5/20/2005                   (7,300)
            (5) United States Steel Corporation Call+                                           55.00
                                                                                              7/15/2005                   (1,725)
           (10) United States Steel Corporation Call+                                           60.00
                                                                                              7/15/2005                   (2,025)
           (25) United States Steel Corporation Call+                                           65.00
                                                                                              7/15/2005                   (2,875)
            (5) UNOVA Incorporated Call+                                                        22.50
                                                                                              6/17/2005                     (475)
            (5) UNOVA Incorporated Call+                                                        22.50
                                                                                              9/16/2005                     (875)
            (5) UNOVA Incorporated Call+                                                        25.00
                                                                                              9/16/2005                     (488)

Total Written Options (Premiums Received $(105,860))                                                                    (149,750)
                                                                                                              --------------------

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II and Strong Multi Cap Value Fund II


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005